Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Mar. 04, 2022
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	$ 3,276	$ 2,970
Expected credit loss allowance on debt securities classified at amortized cost	15	15
Canadian Costco Credit Card Portfolio [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans			$ 63
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 12	$ 13